Information on staff and remuneration - 2019 Long-term incentive program (Details) kr in Millions		12 Months Ended
	Jun. 13, 2019 EquityInstruments	Dec. 31, 2019 DKK (kr) EquityInstruments shares	Dec. 31, 2018 EquityInstruments
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period		1,853,359	1,853,784
Number of warrants, end of the period		1,709,912	1,853,359
2019 Long-term incentive program
Disclosure of Information on staff and remuneration
Maximum percentage of PSUs expected to grant annually		10.00%
Vested period of PSUs		3 years
Number of shares issuable upon vesting of PSUs | shares		1
Share based compensation arrangement by Performance share Units, Initial value | kr		kr 3.2
Number of warrants, beginning of the period		0
Number of warrants granted	22,915	22,915	0
Number of warrants, exercised or vested		0	0
Number of warrants, forfeited		(3,150)	0
Number of warrants, end of the period		19,765	0